Property, plant and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Office premises | $			$ 673		$ 1,866
Leasehold improvements | $			157		155
Furniture, fixtures and office equipment | $			557		511
Motor vehicles | $			175		173
Testing equipment | $			37		37
Property, plant and equipment, gross | $			1,599		2,742
Less: accumulated depreciation and amortization | $			(1,340)		(2,042)
Net | $			$ 259		$ 700
ZHEJIANG TIANLAN
Building and leasehold improvements | ¥				¥ 167,874		¥ 167,874
Furniture, fixtures and office equipment | ¥				3,658		3,543
Motor vehicles | ¥				4,808		4,808
Plant and machineries | ¥				9,399		8,937
Property, plant and equipment, gross | ¥				185,739		185,162
Less: accumulated depreciation and amortization | ¥				(70,241)		(63,881)
Less: accumulated impairment losses | ¥	¥ (36,241)	¥ (33,500)
Net | ¥				¥ 79,257		¥ 87,781